DEBENTURES (Details Textual) In Thousands, unless otherwise specified	72 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2008 USD ($)	Aug. 31, 2007 ILS	Dec. 31, 2008 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Dec. 31, 2012 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Dec. 31, 2011 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)	Aug. 31, 2007 Non Convertible Debenture [Member] Matrix It Ltd [Member] USD ($)
Long-term Debt, Contingent Payment of Principal or Interest	The debentures bear interest at an annual rate of 5.15% plus 0.5% until the debentures will be listed for trading in the TASE paid every six months.
Debt Instrument, Face Amount		$ 12,600	250,000				$ 62,000
Debt Instrument, Interest Rate, Stated Percentage							5.15%
Debt Instrument, Fair Value Disclosure					16,404	47,701
Gain (Loss) on Repurchase of Debt Instrument				$ 500